Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value of Assets and Liabilities [Abstract]
Summary of valuation adjustment

Adjustments in fair value on financial assets and liabilities
in EUR million	30 June 2025	31 December 2024
Deferred Day One Profit or Loss	-93	-94
Own credit adjustments	-24	-17
Bid/Offer	-150	-130
Model Risk	-49	-33
CVA	-138	-123
DVA	42	50
CollVA	-2	-3
FVA	-98	-64
Other valuation adjustments	2	2
Total Valuation Adjustments	-511	-412

Methods applied in determining fair values of financial assets and liabilities
Financial instruments at fair value
Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period. The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	22,767	20,789	4	15	145	141	22,916	20,945
- Debt securities	6,259	7,485	5,663	4,596	2,579	3,505	14,501	15,586
- Derivatives	74	1	28,067	31,792	700	475	28,841	32,268
- Loans and receivables	0	0	78,494	62,168	7,733	6,614	86,227	68,782
	29,100	28,275	112,228	98,571	11,157	10,734	152,486	137,580
Financial assets at fair value through other comprehensive income
- Equity securities	2,470	2,292	0	0	283	270	2,753	2,562
- Debt securities	44,423	39,859	1,194	2,360	0	0	45,618	42,219
- Loans and receivables	0	0	1,319	1,608	156	0	1,475	1,608
	46,893	42,151	2,513	3,967	440	270	49,846	46,389
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,398	1,455	7,766	8,445	53	67	9,218	9,966
– Deposits	0	0	55,609	45,014	0	0	55,609	45,014
– Trading securities	3,365	3,631	297	12	10	10	3,671	3,653
– Derivatives	105	45	24,371	27,528	550	694	25,026	28,267
	4,868	5,131	88,043	80,998	613	770	93,524	86,900

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024			30 June 2025	31 December 2024	30 June 2025	31 December 2024
At fair value through profit or loss
Debt securities	2,580	3,504	10	10	Price based	Price (%)	0%	0%	108%	120%
						Price (price per share)	417	327	1,325	520
					Present value techniques	Price (%)	96%	96%	99%	100%
Equity securities	145	141			Price based	Price (price per share)	0	0	5,475	5,475
Loans and advances	1,950	1,565	0	0	Price based	Price (%)	0%	0%	105%	107%
					Present value techniques	Credit spread (bps)	628	576	707	629
						Prepayment rate (%)	2%	2%	2%	100%
						Price (%)	100%	n.a.	100%	n.a.
(Reverse) repos	5,783	5,050			Present value techniques	Interest rate (%)	2%	2%	2%	2%
Structured notes			53	67	Price based	Price (%)	94%	93%	103%	104%
					Option pricing model	Equity volatility (%)	16%	n.a.	46%	n.a.
						Equity/Equity correlation	0.6	0.7	0.7	0.7
						Equity/FX correlation	-0.2	n.a.	0	n.a.
						Dividend yield (%)	3.7%	n.a.	4.3%	n.a.
					Present value techniques	Prepayment rate (%)	n.a.	99.59%	n.a.	100.09%
						Price (%)	100%	n.a.	100%	n.a.
Derivatives
– Rates	494	413	477	389	Option pricing model	Interest rate volatility (bps)	64	n.a.	280	n.a.
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
– FX	5	6	4	8	Option pricing model	Implied volatility (%)	2%	2%	41%	15%
– Credit	181	39	33	241	Present value techniques	Credit spread (bps)	8	0	94	91
					Price based	Price (%)	94%	0%	100%	100%
– Equity	7	10	21	47	Option pricing model	Equity volatility (%)	7%	7%	76%	81%
						Equity/Equity correlation	0.0	0.0	1.0	1.0
						Equity/FX correlation	-0.6	-0.6	0.3	0.6
						Dividend yield (%)	0%	0%	100%	33%
– Other	13	6	15	9	Option pricing model	Commodity volatility (%)	15%	13.1%	93%	61%
						Com/FX correlation	-0.25	-0.40	-0.25	-0.25
					Price based	Price (commodity)	67	68	67	68
At fair value through other comprehensive income
– Loans and advances	156				Price based	Price (%)	n.a.	n.a.	n.a.	n.a.
– Equity	283	270			Present value techniques	Credit spread (bps)	5.52	5.67	5.52	5.76
						Interest rate (%)	3.5%	1.5%	3.5%	3.5%
						Payout ratio (%)	70%	70%	90%	90%
					Price based	Price (%)		122%		122%
					Price based	Price (price per share)	125.74	n.a	125.74	n.a
Total	11,597	11,005	613	770
[1]    The abbreviation n.a. stands for not applicable or not available.

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance as at 1 January	824	848	68	286	5,721	3,499	4,121	3,547	270	938	11,005	9,118
Realised gain/loss recognised in the statement of profit or loss during the period [1]	180	-175	17	-38	123	294	-622	-54			-302	28
Revaluation recognised in other comprehensive income during the period [2]									6	-3	6	-3
Purchase of assets	609	486	1	198	2,464	4,424	211	1,600	160	154	3,444	6,862
Sale of assets	-35	-111	0	-257	-251	-1,605	-778	-10	-4	-418	-1,067	-2,402
Maturity/settlement	-9	-140	0	-7	-95	-294	-189	-988	0	-20	-294	-1,449
Reclassifications	0	0	0	0	3	0	0	0	8	0	11	0
Transfers into Level 3	29	370	0	0	565	615	0	30	0	0	593	1,014
Transfers out of Level 3	-347	-454	-9	-114	-1,440	-1,214	0	-3	0	-384	-1,796	-2,169
Exchange rate differences	-1	0	0	0	-4	5	-4	-2		9	-9	12
Changes in the composition of the group and other changes	0	0	0	0	6	-1	1	0	0	-5	7	-6
Closing balance	1,249	824	77	68	7,092	5,721	2,740	4,121	440	270	11,597	11,005

[1] Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 299 million (2024: EUR -41 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2] Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance as at 1 January	637	382	67	301	67	47	770	729
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-116	-104	12	-98	-4	-5	-109	-206
Additions	45	55	0	190	10	29	56	274
Redemptions	-29	-12	0	-209	0	0	-30	-222
Maturity/settlement	-40	-15	0	-7	-30	-4	-70	-26
Transfers into Level 3	34	364	0	0	12	34	46	399
Transfers out of Level 3	-49	-33	0	-111	0	-34	-49	-179
Exchange rate differences	-1	0	0	0	0	0	-1	0
Closing balance	481	637	78	67	53	67	613	770
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -108 million (2024: EUR -206 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Equity (equity derivatives, structured notes)	19	21	-9	-20
Interest rates (Rates derivatives, FX derivatives)	1	5	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	15	2	-19	-27
Equity (FV OCI)	2	0	0	0
	37	28	-28	-47

Fair value of assets and liabilities at amortised cost
Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Financial Assets
Loans and advances to banks	50,080	21,770	3,947	3,195			42,891	15,614	3,206	2,957	50,044	21,766
Loans and advances to customers	693,285	683,611	20,391	18,291			12,328	18,626	644,638	630,493	677,357	667,410
Securities at amortised cost	53,805	50,273			44,609	42,871	4,803	2,908	2,938	2,523	52,349	48,303
	797,169	755,655	24,338	21,486	44,609	42,871	60,022	37,149	650,782	635,973	779,750	737,479

Financial liabilities
Deposits from banks	20,891	16,723	6,966	4,348			9,828	8,208	3,894	3,943	20,687	16,499
Customer deposits	738,028	691,661	611,607	582,387			82,524	61,916	43,890	46,984	738,021	691,287
Debt securities in issue	151,016	142,367			78,330	79,254	71,301	61,651	1,982	2,000	151,613	142,905
Subordinated loans	16,566	17,878			16,575	17,968	350	389			16,926	18,357
	926,501	868,630	618,573	586,735	94,906	97,221	164,003	132,164	49,766	52,927	927,248	869,048
1     In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.